Shareholder Report, Line Graph (Details) WE0000000002502A_Dimensional Emerging Core Equity Market ETF_Single_TSR Annual {Single} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 01, 2020	Oct. 31, 2025
Dimensional Emerging Core Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Dimensional Emerging Core Equity Market ETF – NAV
Accumulated Value	$ 11,356	$ 9,096	$ 8,036	$ 10,933	$ 10,000	$ 14,320
MSCI Emerging Markets IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets IMI Index (net div.)
Accumulated Value	$ 10,497	$ 8,391	$ 7,514	$ 10,748	$ 10,000	$ 13,236